SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2020
Supplementary Cash Flow Information Schedule Of Change In Non-cash Operating Working Capital
Schedule of Cash and Cash Equivalents

	March 31, 2020	March 31, 2019
Cash on hand and at bank	$65,251	$67,215
Bank term deposits and GICs	526	226
Total cash and cash equivalents	$65,777	$67,441

Schedule of Change in Non-cash Operating Working Capital

Changes in non-cash operating working capital:	Years Ended March 31,
	2020	2019
Trade and other receivables	$330	$169
Inventories	1,798	(606)
Prepaids and deposits	184	500
Accounts payable and accrued liabilities	(1,616)	3,962
Deposits received	1,236	(3,343)
Due from a related party	(170)	(23)
	$1,762	$659